Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Schedule of property and equipment, net

	2020	2019
Machinery and equipment	$5,102	$4,485
Leasehold improvements	4,166	1,424
Software	888	182
Construction in progress	70	1,311
Other	42	28
	10,268	7,430
Less: accumulated depreciation and amortization	(3,398)	(2,105)
Property and equipment, net	$6,870	$5,325